Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company leases various real estate for manufacturing facilities, administrative offices and warehouses under both finance leases and operating leases. In addition, the Company leases vehicles, machinery and office equipment under operating leases. We determine whether our contracts are or contain a lease at the inception of such arrangements. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
ROU assets and lease liabilities are recorded on the Consolidated Balance Sheet as of the lease commencement based on the present value of the future lease payments over the lease term. As our leases do not generally explicitly state the discount rate implicit in the lease, we use our incremental borrowing rate, which is determined based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term as of the lease commencement date. In addition to the present value of the future lease payments, the calculation of the ROU asset also includes lease payments made at or before the commencement date of the lease, less any lease incentives received. The remaining lease cost is amortized over the remaining life of the lease on a straight-line basis. We evaluate ROU assets for impairment consistent with the treatment of other long-lived assets.
Some of our leases include options to extend the lease terms or to terminate the lease early. We include the impact of the option in the determination of the ROU assets and liabilities when it is reasonably certain that we will exercise the option. Our lease payments are largely fixed, but may include variable payments that do not depend on an index or rate, such as usage-based amounts, and are recorded as a lease expense in the period incurred. The Company’s lease agreements do not contain any material residual value guarantees or restrictive covenants.
In 2019, we have entered into a sale-leaseback transaction related to a facility in Milwaukee, WI. We have analyzed the transaction and determined the criteria to recognize a sale has been met and we have derecognized the related assets. The arrangement does not contain a repurchase option or other substantive obligations related to the property. Further, we have determined that the underlying lease meets the criteria to be classified as an operating lease. As a result, we have recognized an immaterial loss related to the transaction.
As of December 31, 2021, the Company has not entered into any significant leases that have not yet commenced. We elected not to recognize a ROU asset and lease liability for leases with an initial term of 12 months or less. These leases are expensed on a straight-line basis over the lease term. The Company elected the practical expedient to not separate lease and non-lease components and to instead account for them as a single component. We have elected this practical expedient for all classes of assets.
Lease Cost
The Company’s total lease cost consists of the following:

	Year Ended December 31,
(Dollars in millions)	2021	2020
Operating lease cost(1)	$26	$24
Finance lease cost(2):
Amortization of right-of-use assets	8	7
Interest on lease liabilities	5	5
Total lease cost	$39	$36
________________
(1)Operating lease expense is included within cost of products, cost of services or general and administrative expenses, dependent upon the nature and use of the ROU asset, in the Company’s Consolidated Statements of Earnings Operating lease cost includes short-term leases of approximately $3 million and $5 million and an insignificant amount of variable lease cost for both 2021 and 2020.
(2)Finance lease expense is recorded as depreciation and amortization expense within cost of products, cost of services or general and administrative expenses, dependent upon the nature and use of the ROU asset and interest expense, net in the Company’s Consolidated Statements of Earnings.
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

	December 31,
(Dollars in millions)	2021	2020
ROU assets
Operating leases(1)	$84	$88
Finance leases(2)	104	108
Total leased assets	$188	$196
Liabilities
Current lease liabilities:
Operating(1)	$24	$22
Finance(2)	6	5
Noncurrent lease liabilities:
Operating(1)	73	81
Finance(2)	107	109
Total lease liabilities	$210	$217
_________________
(1)Operating lease assets are included within other noncurrent assets and operating lease liabilities are included within other current liabilities (current portion) and other noncurrent liabilities (noncurrent portion) in the Company’s Consolidated Balance Sheet.
(2)Finance lease assets are included within property, plant and equipment, net and finance lease liabilities are included within short-term borrowings and current portion of long-term debt (current portion) and long-term debt (noncurrent portion) in the Company’s Consolidated Balance Sheet.
Supplemental Cash Flow Information
Supplemental cash flow information related to leases is as follows:

	Year Ended December 31,
(Dollars in millions)	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$27	$27
Operating cash flows from finance leases	5	5
Financing cash flows from finance leases	5	4
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	18	16
Finance leases	4	46
Weighted Average Lease Term and Discount Rate
Lease terms and discount rates related to leases are as follows:

	December 31,
	2021	2020
Weighted-average remaining lease term:
Operating leases	5 years	5 years
Finance leases	15 years	16 years
Weighted-average discount rate:
Operating leases	4.3%	4.4%
Finance leases	4.6%	4.5%
Maturity of Lease Liabilities:
As of December 31, 2021, future minimum rental payments on leases with initial non-cancellable lease terms in excess of one year were due as follows:

(Dollars in millions)	Operating Leases	Finance Leases
Year Ending December 31,
2022	$27	$11
2023	25	11
2024	19	11
2025	12	10
2026	9	10
Thereafter	14	104
Total lease payments	106	157
Less: imputed interest	9	44
Present value of lease liabilities	97	113
Less: current maturities	24	6
Long-term lease obligations	$73	$107

Leases	Leases
The Company leases various real estate for manufacturing facilities, administrative offices and warehouses under both finance leases and operating leases. In addition, the Company leases vehicles, machinery and office equipment under operating leases. We determine whether our contracts are or contain a lease at the inception of such arrangements. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
ROU assets and lease liabilities are recorded on the Consolidated Balance Sheet as of the lease commencement based on the present value of the future lease payments over the lease term. As our leases do not generally explicitly state the discount rate implicit in the lease, we use our incremental borrowing rate, which is determined based on the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term as of the lease commencement date. In addition to the present value of the future lease payments, the calculation of the ROU asset also includes lease payments made at or before the commencement date of the lease, less any lease incentives received. The remaining lease cost is amortized over the remaining life of the lease on a straight-line basis. We evaluate ROU assets for impairment consistent with the treatment of other long-lived assets.
Some of our leases include options to extend the lease terms or to terminate the lease early. We include the impact of the option in the determination of the ROU assets and liabilities when it is reasonably certain that we will exercise the option. Our lease payments are largely fixed, but may include variable payments that do not depend on an index or rate, such as usage-based amounts, and are recorded as a lease expense in the period incurred. The Company’s lease agreements do not contain any material residual value guarantees or restrictive covenants.
In 2019, we have entered into a sale-leaseback transaction related to a facility in Milwaukee, WI. We have analyzed the transaction and determined the criteria to recognize a sale has been met and we have derecognized the related assets. The arrangement does not contain a repurchase option or other substantive obligations related to the property. Further, we have determined that the underlying lease meets the criteria to be classified as an operating lease. As a result, we have recognized an immaterial loss related to the transaction.
As of December 31, 2021, the Company has not entered into any significant leases that have not yet commenced. We elected not to recognize a ROU asset and lease liability for leases with an initial term of 12 months or less. These leases are expensed on a straight-line basis over the lease term. The Company elected the practical expedient to not separate lease and non-lease components and to instead account for them as a single component. We have elected this practical expedient for all classes of assets.
Lease Cost
The Company’s total lease cost consists of the following:

	Year Ended December 31,
(Dollars in millions)	2021	2020
Operating lease cost(1)	$26	$24
Finance lease cost(2):
Amortization of right-of-use assets	8	7
Interest on lease liabilities	5	5
Total lease cost	$39	$36
________________
(1)Operating lease expense is included within cost of products, cost of services or general and administrative expenses, dependent upon the nature and use of the ROU asset, in the Company’s Consolidated Statements of Earnings Operating lease cost includes short-term leases of approximately $3 million and $5 million and an insignificant amount of variable lease cost for both 2021 and 2020.
(2)Finance lease expense is recorded as depreciation and amortization expense within cost of products, cost of services or general and administrative expenses, dependent upon the nature and use of the ROU asset and interest expense, net in the Company’s Consolidated Statements of Earnings.
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

	December 31,
(Dollars in millions)	2021	2020
ROU assets
Operating leases(1)	$84	$88
Finance leases(2)	104	108
Total leased assets	$188	$196
Liabilities
Current lease liabilities:
Operating(1)	$24	$22
Finance(2)	6	5
Noncurrent lease liabilities:
Operating(1)	73	81
Finance(2)	107	109
Total lease liabilities	$210	$217
_________________
(1)Operating lease assets are included within other noncurrent assets and operating lease liabilities are included within other current liabilities (current portion) and other noncurrent liabilities (noncurrent portion) in the Company’s Consolidated Balance Sheet.
(2)Finance lease assets are included within property, plant and equipment, net and finance lease liabilities are included within short-term borrowings and current portion of long-term debt (current portion) and long-term debt (noncurrent portion) in the Company’s Consolidated Balance Sheet.
Supplemental Cash Flow Information
Supplemental cash flow information related to leases is as follows:

	Year Ended December 31,
(Dollars in millions)	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$27	$27
Operating cash flows from finance leases	5	5
Financing cash flows from finance leases	5	4
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	18	16
Finance leases	4	46
Weighted Average Lease Term and Discount Rate
Lease terms and discount rates related to leases are as follows:

	December 31,
	2021	2020
Weighted-average remaining lease term:
Operating leases	5 years	5 years
Finance leases	15 years	16 years
Weighted-average discount rate:
Operating leases	4.3%	4.4%
Finance leases	4.6%	4.5%
Maturity of Lease Liabilities:
As of December 31, 2021, future minimum rental payments on leases with initial non-cancellable lease terms in excess of one year were due as follows:

(Dollars in millions)	Operating Leases	Finance Leases
Year Ending December 31,
2022	$27	$11
2023	25	11
2024	19	11
2025	12	10
2026	9	10
Thereafter	14	104
Total lease payments	106	157
Less: imputed interest	9	44
Present value of lease liabilities	97	113
Less: current maturities	24	6
Long-term lease obligations	$73	$107